Schedule of Movements in Each Class of Reserve (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Opening balance	$ 9,061,897	$ 8,726,228	$ 7,309,323
Options expense in period (note 28)	(1,261,489)	798,798	1,116,829
Performance rights granted (note 28)		(463,129)	300,076
Broker options (note 28)	180,890
Closing balance	$ 7,981,298	$ 9,061,897	$ 8,726,228